Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
9. SUBSEQUENT EVENTS
On April 6, 2023, the units, common stock and warrants of the Company were delisted from NYSE. Following the redemptions that occurred in March 2023, GigCapital5 had fallen below the NYSE’s continued listing standard requiring a listed acquisition company to maintain an average aggregate global market capitalization attributable to its publicly-held shares over a consecutive 30 trading day period of at least $40,000,000.
On April 11, 2023, the Company announced that it is moving the listing of its common stock from the NYSE to the Nasdaq. GigCapital5 Common Stock commenced trading on Nasdaq on April 26, 2023 under the symbol “GIA.” While the GigCapital5 Common Stock will be listed for trading at Nasdaq, the units and warrants of GigCapital5 will trade at the OTC Markets Group Inc.
On April 13, 2023 and April 27, 2023, the Company filed amended registration statements on Form
S-4
with the SEC related to the proposed Business Combination Agreement. As set forth on the Form
8-K
filed with the SEC dated December 12, 2022, the Company executed the Business Combination Agreement on December 8, 2022 with Merger Sub and QT Imaging. If the Business Combination Agreement is approved and adopted and the proposed Business Combination Agreement is subsequently completed, Merger Sub will merge with and into QT Imaging with QT Imaging surviving the Merger as a wholly owned subsidiary of the Company. At the closing, the Company will be renamed as QT Imaging Holdings, Inc. There are no guarantees that the registration statement on Form
S-4
will be declared effective by the SEC, and even if the registration statement on Form
S-4
is declared effective by the SEC, the stockholders of the Company will have to vote for and approve the proposed Business Combination Agreement.
On April 27, 2023, the Company further amended and restated the Extension Note (the “Seventh Restated Extension Note”) to reflect an additional principal amount of $100,000 extended by the Sponsor to the Company for a collective principal amount under the Seventh Restated Extension Note of $1,160,000. The Sponsor deposited the additional principal amount of $100,000 into the Trust Account with Continental Stock Transfer & Trust Company. The Seventh Restated Extension Note was issued in connection with the extension of the initial Business Combination period from April 28, 2023 to May 28, 2023.
On April 27, 2023, the Company further amended and restated the Working Capital Note (the “Seventh Restated Working Capital Note”) to reflect an additional principal amount of $65,000 extended by the Sponsor to the Company for a collective principal amount under the Seventh Restated Working Capital Note of $870,000. The Seventh Restated Working Capital Note is convertible at the Sponsor’s election upon the consummation of the initial Business Combination. Upon such election, the convertible note will convert, at a price of $10.00 per unit, into units identical to the Private Placement Units issued in connection with the Company’s Offering. An aggregate of 87,000 Private Placement Units of the Company would be issued if the entire principal balance of the Seventh Restated Working Capital Note is converted.

10. SUBSEQUENT EVENTS
On January 25, 2023 and February 27, 2023, the Extension Note was amended to increase the principal amount to $
960,000
 to cover the two additional month extensions. The fifth and sixth monthly installments of $
160,000
 each were deposited in the Trust Account by the Sponsor. Additionally, the Working Capital Note was amended to increase the principal amount to $
805,000
, reflecting a $
65,000
additional installment on January 25, 2023, an additional principal amount of $
350,000
 extended by the Sponsor of the Company on February 27, 2023 and two additional installments of $
65,000
 each in cash proceeds received from the Sponsor for working capital purposes on March 24, 2023 and March 27, 2023.
On February 14, 2023, the Company filed a registration statement on
Form S-4 with
the Securities and Exchange Commission (“SEC”) related to the proposed Business Combination. As set forth on the Form
8-K
filed with the SEC dated December 12, 2022, the Company executed the Business Combination Agreement on December 8, 2022 with Merger Sub and QT Imaging. If the Business Combination Agreement is approved and adopted and the proposed Business Combination is subsequently completed, Merger Sub will merge with and into QT Imaging with QT Imaging surviving the Merger as a wholly owned subsidiary of the Company. At the closing, the Company will be renamed as QT Imaging Holdings, Inc. There are no guarantees that the registration statement on
Form S-4 will
be declared effective by the SEC, and even if the registration statement on
Form S-4 is
declared effective by the SEC, the stockholders of the Company will have to vote for and approve the proposed Business Combination.
On February 23, 2023, the Company engaged IB Capital LLC as its financial advisor and marketing agent in connection with its proposed Business Combination for a total service charge of $850,000. The contract was amended on March 15, 2023 to increase the total service charge to $950,000. The first installment in the amount of $350,000 was paid on February 27, 2023. The remaining balance in the amount of $600,000 will be paid upon closing of the Business Combination from the flow of funds.
On March 14, 2023, the Company filed Schedule 14A with the SEC which announced that the 2023 special meeting of stockholders of the Company will be held on March 28, 2023. At the special meeting, the stockholders approved two proposals: (A) to amend the Company’s Amended and Restated Certificate of Incorporation, giving the Company the right to extend the date by which it has to consummate a Business Combination up to six (6) times for an additional one (1) month each time, from March 28, 2023 to September 28, 2023 provided that GigAcquisitions5, LLC (or its designees) must deposit into the Trust Account for each one-month
extension funds equal to $
100,000
(the “Charter Amendment Proposal”); (B) to amend the Company’s investment management trust agreement, dated as of September 23, 2021, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to extend the Combination Period up to six (6) times for an additional one (1) month each time from March 28, 2023 to September 28, 2023 by depositing into the Trust Account for each one-month
extension, the sum of $100,000 (the “Trust Amendment Proposal”).
On March 20, 2023, one of the Company’s Underwriters, Wells Fargo, issued an underwriting fee waiver letter to the Company which stated that Wells Fargo waived its entitlement to the payment of any deferred underwriting fees to be paid under the terms of the Underwriting Agreement in respect of any Business Combination involving the Company or its affiliates and QT Imaging or its affiliates. As a result of this waiver, the total deferred underwriting fee balance due to Wells Fargo in the amount of $6,440,000 was waived as of March 20, 2023.
On March 28, 2023, at a special meeting of stockholders of the Company, the stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation that extends the date by which the Company must consummate a Business Combination transaction from March 28, 2023 to September 28, 2023, provided that the sum of $100,000 is deposited into the Trust Account for each one-month
extension. On March 28, 2023, the Extension Note was further amended to increase the principal amount to $1,060,000 to reflect the additional $100,000 deposited into the Trust Account. Also in conjunction with the special meeting, the stockholders elected to redeem 995,049 shares of the Company’s common stock. Following such redemptions, $10,449,626 is being withdrawn from the Trust Account. As a result of this redemption, our Founder and management team beneficially own approximately 68.4% of our issued and outstanding common stock.